UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
 INVESTMENT COMPANIES

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report and Shareholder letter
Franklin Real Estate
Securities Fund
A Series of Franklin Real Estate Securities Trust
October 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended October 31, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic, benefiting equities. Growth accelerated in 2021’s
first half as the reopening of businesses, widespread
COVID-19 vaccinations and federal assistance programs
continued to boost consumer spending. Inflation increased
in April and rose further during the reporting period due to increased demand for goods amid supply-chain bottlenecks.
During the summer, investors became concerned the
swiftly spreading Delta variant of COVID-19 could hinder
the economic recovery, and growth slowed in 2021’s third
quarter.
During the reporting period, the U.S. Federal Reserve (Fed), in its efforts to support U.S. economic activity, held the
federal funds rate unchanged at 0.25%, and it continued
broad quantitative easing measures to bolster credit
markets. The Fed also adjusted its economic growth and
inflation projections higher and expected to begin decreasing its asset purchases later this year, while delaying any
interest rate increases until reaching its goal of maximum
U.S. employment.
In this environment, U.S. stocks, as measured by the
Standard & Poor’s
®
500 Index, posted a +10.91% total return
for the six-month period.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin Real Estate Securities Fund’s
semiannual report includes more detail about prevailing
conditions and a discussion about investment decisions
during the period. All securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Real Estate Securities Trust
This letter reflects our analysis and opinions as of October
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin Real Estate Securities Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Statement of Investments 9
Financial Statements 15
Notes to Financial Statements 18
Shareholder Information 25
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Franklin Real Estate Securities Fund
This semiannual report for Franklin Real Estate Securities
Fund covers the period ended October 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to maximize total return. Under normal
market conditions, the Fund invests at least 80% of its net
assets in equity securities of companies operating in the
real estate industry predominantly in the U.S., including real estate investment trusts (REITs) and companies that derive
at least half of their assets or revenues from the ownership, construction, management, operation, development or sale
of commercial or residential real estate.
1
Performance Overview
The Fund’s Class A shares posted a +12.63% cumulative
total return for the six months under review. In comparison, the Fund’s benchmark, the MSCI U.S. IMI Real Estate 25/50
Index, which tracks the large, mid- and small-cap segments
of the U.S. REIT universe, posted a +11.53% cumulative
total return.
2
You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s 500
Index, posted a +10.91% total return for the six months
ended October 31, 2021.
2
Stocks benefited from the
continued economic recovery, the ongoing implementation
of COVID-19 vaccination programs and easing pandemic
restrictions. A rebound in corporate earnings and the U.S.
Senate’s passage of a bipartisan infrastructure bill further bolstered investor sentiment, helping equities to reach new
all-time price highs late in the six-month period.
The U.S. economy continued to recover amid declining
unemployment, solid wage growth and high business
confidence. Gross domestic product continued to grow as
strong consumer spending supported the economy. The
ongoing growth of the economy led the U.S. to surpass its
pre-pandemic output in 2021’s second quarter.
The inflation rate was elevated during the six-month period
amid increased demand and supply-chain bottlenecks.
U.S. consumer spending on goods remained strong,
adding to pressure on the prices of many products. A
global semiconductor shortage weighed on production of
automobiles, leading to higher prices for both new and
used vehicles. Energy prices also rose amid higher fuel
demand and supply constraints, exacerbated by hurricanes
that hampered production in the Gulf Coast region.
Consequently, the personal consumption expenditures index,
a measure of inflation, rose dramatically during the period, representing the highest 12-month increase in decades. The
unemployment rate declined from 6.1% in April 2021 to 4.6%
in October 2021 as job openings increased, but a relative
lack of available workers fueled wage growth, adding to
some investors’ inflation concerns.
Portfolio Composition
10/31/21
% of Total
Net Assets
Specialized REITs 33.9%
Residential REITs 17.2%
Industrial REITs 13.6%
Retail REITs 11.7%
Office REITs 8.4%
Health Care REITs 7.4%
Hotel & Resort REITs 3.0%
Diversified REITs 1.8%
Real Estate Services 1.5%
Other 1.1%
Short-Term Investments & Other Net Assets 0.4%
1. A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. Equity REITs generally receive income from rents received, are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
13
.

Franklin Real Estate Securities Fund

franklintempleton.com
Semiannual Report
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also maintained
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended U.S. Treasury and mortgage bond purchasing. In its
September 2021 meeting statement, the Fed indicated that
it soon plans to reduce its purchases of U.S. Treasury and
mortgage-backed securities. The Fed also noted that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising
the range for the federal funds target rate.
Investment Strategy
We are research-driven, fundamental investors. Our
investment strategy is centered on the belief that
unsynchronized economic activity within real estate sectors
provides consistent, attractive return opportunities in real estate markets. When selecting investments for the Fund’s
portfolio, we use a bottom-up security selection process that incorporates macro-level views in the evaluation process.
In our portfolio construction process, we analyze individual stock and real estate market fundamentals and provide
regional, property type and company-size perspectives in
identifying local cyclical and thematic trends that highlight investment opportunities.
Manager’s Discussion
For the six months under review, Franklin Real Estate
Securities Fund outperformed its benchmark due primarily
to stock selection in the office space, healthcare property, data centers and triple net industries. The residential industry held two of the Fund’s top five relative contributors over the period: Camden Property Trust and AvalonBay Communities.
Camden Property Trust is a Sunbelt-focused U.S. multifamily
real estate investment trust that continues to be a core
holding for real estate funds. Our thesis is predicated
on high-quality assets with attractive footprints; proven
operating platform; financial strength; and a seasoned
management team that has executed well over time.
Operating trends today are exceptionally robust and in
the third quarter of 2021 the company experienced record
pricing power across its portfolio, led by the likes of Phoenix,
Tampa and South Florida, which benefited from strong
migration from other parts of the country. For its most recent financial results, Camden upgraded 2021 full-year guidance
due to better-than-expected operating performance.
AvalonBay (AVB) is an owner, operator and developer
of multifamily properties in the U.S. primarily focused on
gateway coastal cities. After a painful prior year marred
by a substantial reduction in effective rents, especially in
AVB’s urban core locations, such markets have experienced
a much faster-than-expected rebound in 2021. As such,
the company has delivered results in 2021 well in excess
of consensus estimates and increased its full-year targets
in the process, driving outperformance of the shares.
Additionally, AVB continues to ramp up its development
book in light of the improved market conditions, which bodes well for future value creation per the spread between the
development yields it achieves and stabilized cap rates.
In contrast, performance was led lower by a position in
Howard Hughes in the diversified industry. Howard Hughes
is a diversified real estate company with its core focus
being the development of residential and commercial land
in master planned communities located in Las Vegas,
Houston, and Columbia, Maryland. The master planned
community segment has experienced record profitability in
2021 amid strength in the housing market, driving increased
homebuilder demand for land. Despite this strength, shares
have lagged in 2021, most likely due to supply chain
concerns as it relates to homebuilding activity. Exposure to the Houston office market, which continued to experience
negative net absorption, also proved adverse. We remain
constructive on Howard Hughes longer-term, given positive
trends in housing demand as well as its specific geographic
Top 10 Holdings
10/31/21
Company
Sub-Industry
% of Total
Net Assets
a a
Prologis, Inc. 9.0%
Industrial REITs
American Tower Corp. 7.0%
Specialized REITs
Equinix , Inc. 6.7%
Specialized REITs
SBA Communications Corp. 4.9%
Specialized REITs
Public Storage 4.5%
Specialized REITs
AvalonBay Communities, Inc. 4.2%
Residential REITs
Crown Castle International Corp. 4.0%
Specialized REITs
Alexandria Real Estate Equities, Inc. 3.6%
Office REITs
Healthpeak Properties, Inc. 3.4%
Health Care REITs
Realty Income Corp. 3.4%
Retail REITs

Franklin Real Estate Securities Fund

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Semiannual Report
footprint, which continues to benefit from out-of-state
migration. We also think that the company’s shares trade at
a significant discount to our estimate of net asset value.
Elsewhere, integrated timber, land and forest products
company Weyerhaeuser pressured results in the timber
industry. Weyerhaeuser owns approximately 11 million
acres of timberlands in North America and 35 manufacturing
facilities where it produces wood products including lumber, structural panels and other specialty products. Lumber
and OSB (oriented strand board) pricing have experienced
unprecedented volatility in 2021, and after a record
surge in the first half of the year (and record profits for
Weyerhaeuser’s wood products division), such prices then
declined rapidly amid the expected supply response and a
softening in demand, especially from the do-it-yourself repair and remodel market. This sent Weyerhaeuser shares lower
in light of the sequential decline in profitability experienced in the third quarter. We remain constructive on Weyerhaeuser
longer term, given trends in housing and the overall strength of its business. The company also practices sustainability
with respect to mounting ESG (environmental, social and
governance) considerations.
Thank you for your continued participation in Franklin Real
Estate Securities Fund. We look forward to serving your
future investment needs.
J. Blair Schmicker, CFA
Daniel Scher
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2021
Franklin Real Estate Securities Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10 /31 /21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month +12.63% +6.45%
1-Year +43.00% +35.14%
5-Year +58.51% +8.42%
10-Year +161.38% +9.47%
Advisor
6-Month +12.79% +12.79%
1-Year +43.37% +43.37%
5-Year +60.54% +9.93%
10-Year +168.20% +10.37%
See page 7 for Performance Summary footnotes.

Franklin Real Estate Securities Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s concentration in real estate securities involves special risks, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments affecting the sector. The Fund’s investments in REITs involve additional risks; since REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/21–10/31/21)
Share Class
Net Investment
Income
A $0.0386
C –
R6 $0.0661
Advisor $0.0516
Total Annual Operating Expenses
4
Share Class
A 1.07%
Advisor 0.82%

Your Fund’s Expenses
Franklin Real Estate Securities Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/21
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,126.30 $5.81 $1,019.74 $5.52 1.08%
C $1,000 $1,121.80 $9.85 $1,015.92 $9.36 1.84%
R6 $1,000 $1,129.20 $3.23 $1,022.18 $3.06 0.60%
Advisor $1,000 $1,127.90 $4.48 $1,021.00 $4.25 0.84%

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.66 $17.11 $21.69 $19.64 $22.40 $22.65
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.14 0.33 0.39 0.37 0.24
Net realized and unrealized gains (losses) 2.46 4.91 (1.41) 2.69 (0.79) 0.40
Total from investment operations ........ 2.61 5.05 (1.08) 3.08 (0.42) 0.64
Less distributions from:
Net investment income .............. (0.04) (0.21) (0.28) (0.37) (0.38) (0.45)
Net realized gains ................. — (1.29) (3.22) (0.66) (1.96) (0.44)
Total distributions ................... (0.04) (1.50) (3.50) (1.03) (2.34) (0.89)
Net asset value, end of period .......... $23.23 $20.66 $17.11 $21.69 $19.64 $22.40
Total return
c
....................... 12.63% 30.97% (6.96)% 16.32% (2.66)% 2.92%
Ratios to average net assets
d
Expenses
e
........................ 1.08% 1.07%
f
1.00%
f
1.01%
f
1.11%
f
1.00%
f
Net investment income ............... 1.37% 0.77% 1.53% 1.89% 1.72% 1.04%
Supplemental data
Net assets, end of period (000’s) ........ $365,957 $318,415 $281,341 $338,260 $327,085 $333,601
Portfolio turnover rate ................ 13.31% 19.61% 53.37% 21.85% 19.84% 39.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.37 $16.12 $20.66 $18.77 $21.56 $21.86
Income from investment operations
a
:
Net investment income
b
............. 0.06 —
c
0.16 0.25 0.20 0.07
Net realized and unrealized gains (losses) 2.30 4.61 (1.31) 2.54 (0.77) 0.38
Total from investment operations ........ 2.36 4.61 (1.15) 2.79 (0.57) 0.45
Less distributions from:
Net investment income .............. — (0.07) (0.17) (0.24) (0.26) (0.31)
Net realized gains ................. — (1.29) (3.22) (0.66) (1.96) (0.44)
Total distributions ................... — (1.36) (3.39) (0.90) (2.22) (0.75)
Net asset value, end of period .......... $21.73 $19.37 $16.12 $20.66 $18.77 $21.56
Total return
d
....................... 12.18% 29.96% (7.62)% 15.49% (3.43)% 2.14%
Ratios to average net assets
e
Expenses
f
......................... 1.84% 1.82%
g
1.75%
g
1.76%
g
1.86%
g
1.75%
g
Net investment income ............... 0.58% 0.02% 0.78% 1.14% 0.97% 0.29%
Supplemental data
Net assets, end of period (000’s) ........ $18,718 $23,912 $28,634 $39,619 $61,867 $72,637
Portfolio turnover rate ................ 13.31% 19.61% 53.37% 21.85% 19.84% 39.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.03 $17.39 $21.97 $19.87 $22.61 $22.83
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.22 0.41 0.49 0.43 0.35
Net realized and unrealized gains (losses) 2.51 4.99 (1.43) 2.72 (0.75) 0.41
Total from investment operations ........ 2.72 5.21 (1.02) 3.21 (0.32) 0.76
Less distributions from:
Net investment income .............. (0.07) (0.28) (0.34) (0.45) (0.46) (0.54)
Net realized gains ................. — (1.29) (3.22) (0.66) (1.96) (0.44)
Total distributions ................... (0.07) (1.57) (3.56) (1.11) (2.42) (0.98)
Net asset value, end of period .......... $23.68 $21.03 $17.39 $21.97 $19.87 $22.61
Total return
c
....................... 12.92% 31.51% (6.61)% 16.86% (2.19)% 3.42%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.64% 0.73% 0.81% 0.80% 0.76% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.60% 0.67%
e
0.60%
e
0.58%
e
0.60%
e
0.55%
e,f
Net investment income ............... 1.85% 1.16% 1.93% 2.32% 2.23% 1.49%
Supplemental data
Net assets, end of period (000’s) ........ $39,373 $32,831 $3,589 $3,699 $3,794 $2,422
Portfolio turnover rate ................ 13.31% 19.61% 53.37% 21.85% 19.84% 39.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.97 $17.35 $21.93 $19.85 $22.59 $22.83
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.19 0.38 0.45 0.44 0.30
Net realized and unrealized gains (losses) 2.50 4.98 (1.42) 2.71 (0.81) 0.41
Total from investment operations ........ 2.68 5.17 (1.04) 3.16 (0.37) 0.71
Less distributions from:
Net investment income .............. (0.05) (0.26) (0.32) (0.42) (0.41) (0.51)
Net realized gains ................. — (1.29) (3.22) (0.66) (1.96) (0.44)
Total distributions ................... (0.05) (1.55) (3.54) (1.08) (2.37) (0.95)
Net asset value, end of period .......... $23.60 $20.97 $17.35 $21.93 $19.85 $22.59
Total return
c
....................... 12.79% 31.27% (6.7 1)% 16.62% (2.42)% 3.18%
Ratios to average net assets
d
Expenses
e
........................ 0.84% 0.82%
f
0.75%
f
0.76%
f
0.86%
f
0.75%
f
Net investment income ............... 1.60% 1.01% 1.78% 2.14% 1.97% 1.29%
Supplemental data
Net assets, end of period (000’s) ........ $65,610 $67,206 $65,889 $75,240 $71,000 $50,521
Portfolio turnover rate ................ 13.31% 19.61% 53.37% 21.85% 19.84% 39.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Statement of Investments (unaudited), October 31, 2021
Franklin Real Estate Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a
Common Stocks 99.6%
Diversified REITs 1.8%
American Assets Trust, Inc. .............................. United States 78,124 $ 2,955,431
Broadstone Net Lease, Inc. .............................. United States 212,797 5,658,272
8,613,703
Health Care REITs 7.4%
Healthcare Trust of America, Inc., A ........................ United States 165,916 5,539,935
Healthpeak Properties, Inc. .............................. United States 469,546 16,673,578
Welltower , Inc. ....................................... United States 175,124 14,079,970
36,293,483
Hotel & Resort REITs 3.0%
a
Host Hotels & Resorts, Inc. .............................. United States 358,258 6,029,482
a
Ryman Hospitality Properties, Inc. ......................... United States 78,929 6,751,587
a
Summit Hotel Properties, Inc. ............................ United States 188,164 1,881,640
14,662,709
Hotels, Resorts & Cruise Lines 0.3%
a
Airbnb, Inc., A ........................................ United States 7,493 1,278,756
a
Industrial REITs 13.6%
Americold Realty Trust ................................. United States 92,684 2,731,397
First Industrial Realty Trust, Inc. .......................... United States 112,785 6,567,471
Prologis, Inc. ......................................... United States 302,879 43,905,340
Rexford Industrial Realty, Inc. ............................ United States 202,067 13,578,902
66,783,110
Office REITs 8.4%
Alexandria Real Estate Equities, Inc. ....................... United States 85,898 17,535,218
Boston Properties, Inc. ................................. United States 40,197 4,567,987
City Office REIT, Inc. ................................... United States 193,735 3,675,153
Cousins Properties, Inc. ................................ United States 234,059 9,271,077
Kilroy Realty Corp. .................................... United States 91,020 6,132,927
41,182,362
Real Estate Development 0.8%
a
Howard Hughes Corp. (The) ............................. United States 45,538 3,967,726
a
Real Estate Services 1.5%
a
CBRE Group, Inc., A ................................... United States 70,278 7,314,534
a
Residential REITs 17.2%
American Homes 4 Rent, A .............................. United States 395,418 16,053,971
AvalonBay Communities, Inc. ............................ United States 87,324 20,667,844
Camden Property Trust ................................. United States 96,949 15,812,382
Equity LifeStyle Properties, Inc. ........................... United States 181,965 15,377,862
UDR, Inc. ........................................... United States 295,704 16,420,443
84,332,502
Retail REITs 11.7%
Kimco Realty Corp. .................................... United States 246,419 5,569,070
NETSTREIT Corp. .................................... United States 148,184 3,591,980
Realty Income Corp. ................................... United States 230,662 16,476,187
Regency Centers Corp. ................................. United States 157,598 11,096,475
RPT Realty .......................................... United States 191,463 2,544,543
Simon Property Group, Inc. .............................. United States 58,857 8,627,259
Spirit Realty Capital, Inc. ................................ United States 193,115 9,449,117
57,354,631

Franklin Real Estate Securities Trust
Statement of Investments (unaudited)
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page
24 .
a a
Country Shares a Value
a
Common Stocks
(continued)
Specialized REITs 33.9%
American Tower Corp. .................................. United States 121,033 $ 34,127,675
Crown Castle International Corp. .......................... United States 107,425 19,368,727
CyrusOne , Inc. ....................................... United States 68,433 5,612,875
Equinix , Inc. ......................................... United States 39,291 32,889,317
Life Storage, Inc. ...................................... United States 46,628 6,239,293
MGM Growth Properties LLC, A ........................... United States 206,133 8,117,518
Public Storage ....................................... United States 66,640 22,136,475
SBA Communications Corp. ............................. United States 69,033 23,839,166
Weyerhaeuser Co. .................................... United States 380,160 13,579,315
165,910,361
Total Common Stocks (Cost $286,518,065) .....................................
487,693,877
Short Term Investments 0.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.4%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 2,145,379 2,145,379
Total Money Market Funds (Cost $2,145,379) ...................................
2,145,379
Total Short Term Investments (Cost $2,145,379 ) .................................
2,145,379
a
Total Investments (Cost $288,663,444) 100.0% ..................................
$489,839,256
Other Assets, less Liabilities (0.0) %
†
..........................................
(181,366)
Net Assets 100.0% ...........................................................
$489,657,890
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Assets and Liabilities
October 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Real Estate
Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $286,518,065
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 2,145,379
Value - Unaffiliated issuers .................................................................. $487,693,877
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 2,145,379
Receivables:
Capital shares sold ........................................................................ 481,846
Dividends ............................................................................... 115,444
European Union tax reclaims (Note 1 b ) ......................................................... 29,512
Affiliates ................................................................................ 32,076
Total assets .......................................................................... 490,498,134
Liabilities:
Payables:
Capital shares redeemed ................................................................... 295,255
Management fees ......................................................................... 203,217
Distribution fees .......................................................................... 90,941
Transfer agent fees ........................................................................ 112,750
Reports to shareholders fees ................................................................ 63,203
Professional fees ......................................................................... 48,671
Trustees' fees and expenses ................................................................. 8,215
Accrued expenses and other liabilities ........................................................... 17,992
Total liabilities ......................................................................... 840,244
Net assets, at value ................................................................. $489,657,890
Net assets consist of:
Paid-in capital ............................................................................. $276,033,563
Total distributable earnings (losses) ............................................................. 213,624,327
Net assets, at value ................................................................. $489,657,890
Franklin
Real Estate
Securities Fund
Class A:
Net assets, at value ....................................................................... $365,957,330
Shares outstanding ........................................................................ 15,751,359
Net asset value per share
a
.................................................................. $23.23
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $24.58
Class C:
Net assets, at value ....................................................................... $18,717,568
Shares outstanding ........................................................................ 861,308
Net asset value and maximum offering price per share
a
............................................. $21.73
Class R6:
Net assets, at value ....................................................................... $39,372,660
Shares outstanding ........................................................................ 1,662,534
Net asset value and maximum offering price per share ............................................. $23.68
Advisor Class:
Net assets, at value ....................................................................... $65,610,332
Shares outstanding ........................................................................ 2,780,005
Net asset value and maximum offering price per share ............................................. $23.60
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Operations
for the six months ended October 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Real Estate
Securities Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $5,715,323
Non-controlled affiliates (Note 3 f ) ............................................................. 156
Total investment income ................................................................... 5,715,479
Expenses:
Management fees (Note 3 a ) ................................................................... 1,176,212
Distribution fees: (Note 3c )
    Class A ................................................................................ 431,069
    Class C ................................................................................ 110,793
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 453,484
    Class C ................................................................................ 29,504
    Class R6 ............................................................................... 11,790
    Advisor Class ............................................................................ 83,067
Custodian fees (Note 4 ) ...................................................................... 1,466
Reports to shareholders fees .................................................................. 45,894
Registration and filing fees .................................................................... 50,413
Professional fees ........................................................................... 40,356
Trustees' fees and expenses .................................................................. 10,203
Other .................................................................................... 11,908
Total expenses ......................................................................... 2,456,159
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (7,775)
Net expenses ......................................................................... 2,448,384
Net investment income ................................................................ 3,267,095
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 13,156,498
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 38,496,539
Translation of other assets and liabilities denominated in foreign currencies .............................. (654)
Net change in unrealized appreciation (depreciation) ............................................ 38,495,885
Net realized and unrealized gain (loss) ............................................................ 51,652,383
Net increase (decrease) in net assets resulting from operations .......................................... $54,919,478

Franklin Real Estate Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Real Estate Securities Fund
Six Months Ended
October 31, 2021
(unaudited)
Year Ended
April 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,267,095 $3,025,340
Net realized gain (loss) ................................................. 13,156,498 15,567,334
Net change in unrealized appreciation (depreciation) ........................... 38,495,885 90,518,396
Net increase (decrease) in net assets resulting from operations ................ 54,919,478 109,111,070
Distributions to shareholders:
Class A ............................................................. (608,054) (22,730,266)
Class C ............................................................. — (1,827,864)
Class R6 ............................................................ (108,740) (1,173,748)
Advisor Class ........................................................ (143,905) (4,888,603)
Total distributions to shareholders .......................................... (860,699) (30,620,481)
Capital share transactions: (Note 2 )
Class A ............................................................. 7,718,857 (18,776,518)
Class C ............................................................. (7,847,183) (9,332,002)
Class R6 ............................................................ 2,257,121 23,999,112
Advisor Class ........................................................ (8,893,540) (11,469,984)
Total capital share transactions ............................................ (6,764,745) (15,579,392)
Net increase (decrease) in net assets ................................... 47,294,034 62,911,197
Net assets:
Beginning of period ..................................................... 442,363,856 379,452,659
End of period .......................................................... $489,657,890 $442,363,856

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)
Franklin Real Estate Securities Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Real Estate Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
one fund, Franklin Real Estate Securities Fund (Fund) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers four classes of shares: Class A, Class
C, Class R6 and Advisor Class. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. When uncertainty exists as to the ultimate
resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
amounts are reflected in the financial statements. For U.S.
income tax purposes, EU reclaims received by the Fund, if
any, reduce the amount of foreign taxes Fund shareholders
can use as tax deductions or credits on their income tax
returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Distributions received by the Fund from certain securities
may be a return of capital (ROC). Such distributions reduce
the cost basis of the securities, and any distributions in
excess of the cost basis are recognized as capital gains.
For U.S. Real Estate Investment Trust (REIT) securities, the
Fund records ROC estimates, if any, on the ex-dividend date
and are adjusted once actual tax designations are known.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
1. Organization and Significant Accounting Policies
(continued)
b. Income and Deferred Taxes
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
October 31, 2021
Year Ended
April 30, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,393,291 $30,847,506 1,894,947 $34,950,383
Shares issued in reinvestment of distributions .......... 25,784 586,067 1,232,022 21,987,838
Shares redeemed ............................... (1,079,367) (23,714,716) (4,157,045) (75,714,739)
Net increase (decrease) .......................... 339,708 $7,718,857 (1,030,076) $(18,776,518)
Class C Shares:
Shares sold ................................... 125,214 $2,569,737 160,550 $2,776,472
Shares issued in reinvestment of distributions .......... — — 108,268 1,812,201
Shares redeemed
a
.............................. (498,638) (10,416,920) (810,908) (13,920,675)
Net increase (decrease) .......................... (373,424) $(7,847,183) (542,090) $(9,332,002)
Class R6 Shares:
Shares sold ................................... 242,358 $5,416,585 1,491,363 $26,583,394
Shares issued in reinvestment of distributions .......... 1,751 40,543 29,591 536,694
Shares redeemed ............................... (142,498) (3,200,007) (166,379) (3,120,976)
Net increase (decrease) .......................... 101,611 $2,257,121 1,354,575 $23,999,112
Advisor Class Shares:
Shares sold ................................... 214,556 $4,791,224 1,161,935 $21,382,950
Shares issued in reinvestment of distributions .......... 3,929 90,682 167,142 3,026,574
Shares redeemed ............................... (642,984) (13,775,446) (1,922,269) (35,879,508)
Net increase (decrease) .......................... (424,499) $(8,893,540) (593,192) $(11,469,984)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2021, the annualized gross effective investment management fee rate was 0.504% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $20,262
CDSC retained .............................................................................. $815
3. Transactions with Affiliates
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

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Franklin Real Estate Securities Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended October 31, 2021, the Fund paid transfer agent fees of $577,845 of which $184,741 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2021, there were no credits earned.
5. Income Taxes
At October 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $2,173,280 $17,925,910 $(17,953,811) $— $— $2,145,379 2,145,379 $156
Total Affiliated Securities ... $2,173,280 $17,925,910 $(17,953,811) $— $— $2,145,379 $156
3. Transactions with Affiliates
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

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Franklin Real Estate Securities Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2021, aggregated
$61,115,033 and $65,387,634, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in REIT securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2021, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Cost of investments .......................................................................... $300,844,466
Unrealized appreciation ........................................................................ $201,595,831
Unrealized depreciation ........................................................................ (12,601,041)
Net unrealized appreciation (depreciation) .......................................................... $188,994,790
5. Income Taxes
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

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Franklin Real Estate Securities Fund
(continued)
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At October 31, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
REIT
Real Estate Investment Trust
10. Fair Value Measurements
(continued)

Franklin Real Estate Securities Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (is.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Real Estate Securities Trust
Shareholder Information

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Semiannual Report
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

192 S 12/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Real Estate Securities Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.
N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date December 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date December 23, 2021

By S\Jeffrey W. White________________________
     Jeffrey W. White
     Interim Chief Financial Officer, Chief Accounting Officer and Treasurer
Date December 23, 2021